Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 19,645	$ 21,836
Interest-earning bank balances	114,563	182,479
Cash and cash equivalents	134,208	204,315
Restricted cash	5,000	5,000
Investment securities available for sale (amortized cost of $300,028 and $285,838 at December 31, 2016 and 2015, respectively)	295,686	282,875
Investment securities held to maturity (estimated fair value of $250 at December 31, 2016 and 2015)	250	250
Loans receivable (net of allowance for loan losses of $15,541 and $18,008 at December 31, 2016 and 2015, respectively)	1,594,377	1,530,501
Restricted equity investments, at cost	15,791	15,733
Bank properties and equipment, net	30,148	31,596
Real estate owned, net		281
Accrued interest receivable	5,122	4,657
Goodwill	38,188	38,188
Bank owned life insurance (BOLI)	83,109	81,175
Deferred taxes, net	51,573
Other assets	8,810	16,013
Total assets	2,262,262	2,210,584
LIABILITIES
Deposits	1,741,363	1,746,102
Advances from the Federal Home Loan Bank of New York (FHLBNY)	85,416	85,607
Obligation under capital lease	6,292	6,698
Junior subordinated debentures	92,786	92,786
Deferred taxes, net		1,524
Other liabilities	16,696	21,479
Total liabilities	1,942,553	1,954,196
Commitments and contingencies (see Note 16)
SHAREHOLDERS’ EQUITY
Preferred stock, $1 par value, 1,000,000 shares authorized, none issued
Common stock, $5 par value, 40,000,000 shares authorized; 19,030,704 shares issued and 18,922,726 shares outstanding at December 31, 2016; 18,910,829 shares issued and 18,693,091 shares outstanding at December 31, 2015	95,154	94,554
Additional paid-in capital	508,593	510,659
Retained deficit	(276,501)	(337,542)
Accumulated other comprehensive loss	(2,568)	(1,752)
Deferred compensation plan trust	(1,160)	(1,122)
Treasury stock at cost, 107,978 shares at December 31, 2016; and 217,738 at December 31, 2015	(3,809)	(8,409)
Total shareholders’ equity	319,709	256,388
Total liabilities and shareholders’ equity	$ 2,262,262	$ 2,210,584